EXPENSES BY NATURE - Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Salaries	$ (80,026)	$ (71,690)	$ (53,328)
Social security costs	(9,278)	(8,604)	(6,317)
Pension costs	(3,629)	(2,980)	(2,284)
Share-based compensation	(11,253)	(9,251)	(6,392)
Total	$ (104,186)	$ (92,525)	$ (68,321)